COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 10 — COMMITMENTS AND CONTINGENCIES

Royalty

The Company entered into the initial trademark license agreement with Monster, Inc. (formerly Monster Cable Products, Inc.) effective July 7, 2010. In 2012, the agreement was amended giving the Company exclusive rights to utilize the name “Monster Digital” on memory products for a period of 25 years (expires July 7, 2035) under the following payment schedule of royalties to Monster, Inc. This license agreement contains various termination clauses that include (i) change in control, (ii) breach of contract and (iii) insolvency, among others. The Company is required to remit royalty payments to Monster, Inc. on or before the 30th day following the end of each calendar quarter. At any time during the term of the agreement, a permanent license may be negotiated.

The royalty schedule became effective in August 2011 and was further amended in April 2012. As amended, royalties under this contract are as follows:

•	Years 1 (2012) and 2: Royalties on all sales excluding sales to Monster, Inc. at a rate of four (4) percent, with no minimum.

•	Years 3 through 6: Minimum royalty payments of $50,000 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

•	Years 7 through 10: Minimum royalty payments of $125,000 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

•	Years 11 through 15: Minimum royalty payments of $187,500 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

•	Years 16 through 25: Minimum royalty payments of $250,000 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

Effective July 1, 2014, the royalty rate on certain products was reduced from 4% to 2% for a period of 12 months, based on a mutual understanding between the Company and the licensor.

For the three months ended September 30, 2015 and 2016, royalty expense amounted to approximately $44,000 and $125,000, respectively. For the nine months ended September 30, 2015 and 2016, royalty expense amounted to approximately $112,000 and $246,000, respectively, and is included as a component of selling and marketing expenses in the accompanying consolidated statements of operations (see Note 4).

Operating Lease

The Company occupies executive offices in Simi Valley, CA pursuant to a lease through January 31, 2018 at a monthly rental rate of $13,850.

Customer Payment Agreement

In July 2015, the Company entered into an agreement with a customer under which the Company will pay the customer a total of $835,000 owed to the customer for promotional and other credits related to sales that occurred in 2014. The credits were accrued as contra-sales in 2014. Under the terms of the agreement, there is no interest and the Company will make 12 monthly payments of $65,000 beginning in August 2015, and one final payment of $65,000 in August 2016. The Company is not in compliance with the payment agreement and the balance owed is $445,000 at September 30, 2016.

Legal Matters

The Company is subject to certain legal proceedings and claims arising in connection with the normal course of its business. In the opinion of management, the reserve established for the three cases noted below is adequate so that the claims will have no material adverse effect on its consolidated financial position, results of operations or cash flows.

On March 9, 2015, Memphis Electronics, Inc. (“MEI”) filed a complaint against SDJ and the Company, case no. 4:15-cv-1104; in U.S. District Court for the Southern District of Texas. The complaint alleged breach of contract and tort for an alleged order or orders for computer components. Plaintiff’s claims are based in contract and tort (negligent and intentional misrepresentations) relating to nonpayment of approximately $275,000 for goods ordered. In August 2016, the Company settled the complaint for (i) a payment of $170,000 to MEI, (ii) the return from MEI of the components that were in dispute, and (iii) the parties mutually releasing each other from all claims that were filed or that could have been filed in this litigation.

On August 18, 2015, Phison Electronics Corp. (“Phison”) filed a complaint against SDJ, case no. 115 CV284516, in California Superior Court in Santa Clara County. The complaint alleged breach of contract and breach of implied covenant of good faith and fair dealing resulting in claimed damages of approximately $585,000 in connection with SDJ’s alleged failure to purchase products manufactured on its account by Phison. While the complaint has been filed, Phison has not yet served it. For this reason, the Court dismissed the case, without prejudice, for failure of Phison to file a return of service and no case is currently pending. SDJ believes the claims are without merit.

On August 28, 2015, Unigen Corporation (“Unigen”) filed a complaint against SDJ, case no. HG15-78385, in California Superior Court in Alameda County. The complaint alleged breach of contract for an alleged order or orders for 219,200 specially constructed computer components. The complaint seeks $180,000 in lost profit; $678,669 for the cost of parts ordered; and $35,000 in incidental expenses. In February 2016, the Company met with Unigen in an attempt to mediate the matter. However, the mediation was not successful. The parties were required to engage in a second mediation before December 31, 2016 to be followed by a January 6, 2017 settlement conference. On October 26, 2016, the parties met again to mediate the matter and entered into a stipulated settlement whereby SDJ is to pay Unigen $225,000 within thirty days at which time the case will be dismissed with prejudice. This settlement amount has been fully accrued in a legal reserve.

On February 16, 2016, we received a letter from GoPro, Inc., or GoPro, alleging that we infringe on at least five U.S. patents held by GoPro, and requesting that we confirm in writing that we will permanently cease the sale and distribution of our Villain camera, along with any camera accessories, including the waterproof camera case and standard housing. The five patents specifically identified by GoPro in the letter were U.S. Patent No. D710,921: camera housing design, U.S. Patent No. D702,747: camera housing design, U.S. Patent No. D740,875: camera housing design, U.S. Patent No. D737,879: camera design and U.S. Patent No. 721,935: camera design. Based upon our preliminary review of these patents, we believe we have some defenses to GoPro’s allegations. Our outside counsel has been in discussion with GoPro’s outside counsel and has forwarded them material which we believe supports defense to these allegations, all in an effort to move the matter to resolution. As of yet, there is no final resolution to this matter and there can be no assurance that we will be successful in defending against these allegations or reaching a business resolution that is satisfactory to us.

The supplier of our Villain camera has contractually represented and warranted that it owns or has paid royalties to any and all intellectual property, designs, software, hardware, packaging, components, manuals and any other portion, part or element that is or may be subject to the Villain and the parts and accessories thereof sourced by the supplier. This supplier has contractually agreed to pay any claims, damages, or costs that we suffer as a result of the patent infringement or a violation of international, U.S. or state laws or regulations as detailed in the prior sentence.

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Royalty

The Company entered into the initial trademark license agreement with Monster, Inc., (formerly Monster Cable Products, Inc.) effective July 7, 2010. In 2012, the agreement was amended giving the Company exclusive rights to utilize the name “Monster Digital” on memory products for a period of 25 years (expires July 7, 2035) under the following payment schedule of royalties to Monster, Inc. This license agreement contains various termination clauses that include (i) change in control, (ii) breach of contract and (iii) insolvency, among others. The Company is required to remit royalty payments to Monster, Inc. on or before the 30th day following the end of each calendar quarter. At any time during the term of the agreement, a permanent license may be negotiated.

The royalty schedule became effective in August 2011 and was further amended in April 2012. As amended, royalties under this contract are as follows:

•	Years 1 (2012) and 2: Royalties on all sales excluding sales to Monster, Inc. at a rate of four (4) percent, with no minimum.

•	Years 3 through 5: Minimum royalty payments of $50,000 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

•	Years 6 through 10: Minimum royalty payments of $125,000 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

•	Years 11 through 15: Minimum royalty payments of $187,500 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

•	Years 16 through 25: Minimum royalty payments of $250,000 per quarter up to a maximum of four (4) percent of all sales excluding sales to Monster, Inc.

Effective July 1, 2014, the royalty rate on certain products was reduced from 4% to 2% for a period of 12 months, based on a mutual understanding between the Company and the licensor.

For the years ended December 31, 2014 and 2015, royalty expense amounted to approximately $572,000 and $262,000, respectively, which is included as a component of selling and marketing expenses in the accompanying consolidated statements of operations (see also Note 4). The Company was not in compliance with the royalty remittance policy for each period presented in the accompanying consolidated financial statements.

Operating Lease

The Company occupies executive offices in Simi Valley, CA pursuant to a lease through January 31, 2018 at a monthly rental rate of $13,850.

Customer payment agreement

In July 2015, the Company entered into an agreement with a customer under which the Company will pay the customer a total of $835,000 owed to the customer for promotional and other credits related to sales that occurred in 2014. The credits were accrued as contra-sales in 2014. Under the terms of the agreement, there is no interest and the Company will make 12 monthly payments of $65,000 beginning in August 2015, and one final payment of $65,000 in August 2016. The Company was in compliance with the payment agreement at December 31, 2015 but has subsequently missed three payments in 2016. The balance owed under this agreement at December 31, 2015 was $445,000.

Legal matters

The Company is subject to certain legal proceedings and claims arising in connection with the normal course of its business. In the opinion of management, the reserve established for the three cases noted below is adequate so that the claims will have no material adverse effect on its consolidated financial position, results of operations or cash flows.

On March 9, 2015, Memphis Electronics, Inc. filed a complaint against SDJ and the Company, case no. 4:15-cv-1104; in U.S. District Court for the Southern District of Texas. The complaint alleged breach of contract and tort for an alleged order or orders for computer components. Plaintiff’s claims are based in contract and tort (negligent and intentional misrepresentations) relating to nonpayment of approximately $275,000 for goods ordered. The Company intends to vigorously defend the action.

On August 18, 2015, Phison Electronics Corp. filed a complaint against SDJ, case no. 115 CV284516, in California Superior Court in Santa Clara County. The complaint alleged breach of contract and breach of implied covenant of good faith and fair dealing resulting in claimed damages of approximately $585,000 in connection with SDJ’s alleged failure to purchase products manufactured on its account by Phison Electronics Corp. SDJ believes the claims are without merit and intends to vigorously defend the action.

On August 28, 2015, Unigen Corporation filed a complaint against SDJ, case no. HG15-78385, in California Superior Court in Alameda County. The complaint alleged breach of contract for an alleged order or orders for 219,200 specially constructed computer components. The complaint seeks $180,000 in lost profit; $678,669 for the cost of parts ordered; and $35,000 in incidental expenses. SDJ believes the claims are without merit and intends to vigorously defend the action.

On February 16, 2016 the Company received a letter from GoPro, Inc., or GoPro, alleging that the Company infringes on at least five U.S. patents held by GoPro, and requesting that confirm in writing that the Company will permanently cease the sale and distribution of its Villain camera, along with any camera accessories, including the waterproof camera case and standard housing. The five patents specifically identified by GoPro in the letter were U.S. Patent No. D710,921: camera housing design, U.S. Patent No. D702,747: camera housing design, U.S. Patent No. D740,875: camera housing design, U.S. Patent No. D737,879: camera design and U.S. Patent No. 721,935: camera design. Based upon our preliminary review of these patents, the Company believes it has some defenses to GoPro’s allegations, although there can be no assurance that the Company will be successful in defending against these allegations or reaching a business resolution that is satisfactory to us.

The supplier of the Company’s Villain camera has contractually represented and warranted that it owns or has paid royalties to any and all intellectual property, designs, software, hardware, packaging, components, manuals and any other portion, part or element that is or may be subject to the Villain and the parts and accessories thereof sourced by the supplier. This supplier has contractually agreed to pay any claims, damages, or costs that the Company suffers as a result of the patent infringement or a violation of international, U.S. or state laws or regulations as detailed in the prior sentence.